Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Feb
18,
2026
Jan
16,
2026
Mar
17,
2026
Jan 30, 2026
Feb 1
1, 2026
First Payment Date:
Closing Date:
Final Distribution Date:
Oct 19, 2015
Sep 24, 2015
Sep 18, 2048
Name:
Faseeh Ejaz
Title:
Account Administrator
Phone:
312.326.6925
T
ABLE OF CONTENTS
Payment Detail
Page
1
Factor Detail
Page
2
Principal Detail
Page
3
Interest Detail
Page
4
Reconciliation of Funds
Page
5
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Miscellaneous Detail
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
Material Breaches and Document Defects
Defeased Loan Detail
Page
6
Page
7
Page
8
Page
9
Page
10
Page
11
Page
12
Page
13
Page
15
Page
16
Page
17
Page
18
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody’s Investors Service, Inc.
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
PA
YMENT DE
T
AIL
Pass-Thru
Class
Rate
A-1
1.60800%
A-SB
3.42900%
A-3
3.44100%
A-4
3.70500%
A-S
3.98900%
B
4.19846%
C
4.19846%
D
3.16700%
E
2.94846%
F
2.94846%
G
2.94846%
H
2.94846%
X-A
4.19846%
X-B
0.20946%
X-D
1.03146%
X-E
1.25000%
X-FG
1.25000%
X-NR
1.25000%
R
0.00000%
V
0.00000%
Original
Balance
38,700,000.00
62,400,000.00
200,000,000.00
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
21,772,331.00
530,096,000.00
50,170,000.00
39,879,000.00
17,038,000.00
15,146,000.00
21,772,331.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
22,774,475.60
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
2,185,898.61
0.00
22,774,475.60
39,879,000.00
17,038,000.00
15,146,000.00
2,185,898.61
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
291,128.03
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
75,706.15
175,527.30
115,492.76
147,492.32
0.00
0.00
0.00
0.00
0.00
3,975.37
34,278.14
17,747.92
15,777.08
2,276.98
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
366,834.18
175,527.30
115,492.76
147,492.32
0.00
0.00
0.00
0.00
0.00
3,975.37
34,278.14
17,747.92
15,777.08
2,276.98
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
22,483,347.57
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
2,185,898.61
0.00
22,483,347.57
39,879,000.00
17,038,000.00
15,146,000.00
2,185,898.61
0.00
0.00
Totals:
757,280,331.00
180,202,374.21
291,128.03
588,274.02
879,402.05
0.00
179,911,246.18

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
F
ACTOR DE
T
AIL
Class
Cusip
A-1
06054AAU3
A-SB
06054AAV1
A-3
06054AAW9
A-4
06054AAX7
A-S
06054ABB4
B
06054ABC2
C
06054ABD0
D
06054ABE8
E
06054AAG4/U0664AAD3
F
06054AAJ8/U0664AAE1
G
06054AAL3/U0664AAF8
H
06054AAN9/U0664AAG6
X-A
06054AAY5
X-B
06054AAZ2
X-D
06054ABA6
X-E
06054AAA7/U0664AAA9
X-FG
06054AAC3/U0664AAB7
X-NR
06054AAE9/U0664AAC5
R
06054AAS8
V
06054AAQ2
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
453.94609523
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
100.39800573
0.00000000
453.94609523
1,000.00000000
1,000.00000000
1,000.00000000
100.39800573
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
5.80283097
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
1.50899248
3.49872037
3.49872037
3.69849588
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.07923797
0.85955370
1.04166667
1.04166667
0.10458126
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
7.31182345
3.49872037
3.49872037
3.69849588
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.07923797
0.85955370
1.04166667
1.04166667
0.10458126
0.00000000
0.00000000
Collateral Support
Deficit
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
448.14326425
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
100.39800573
0.00000000
448.14326425
1,000.00000000
1,000.00000000
1,000.00000000
100.39800573
0.00000000
0.00000000

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
PRINCI
P
AL DE
T
AIL
Beginning
Class
Balance
A-1
0.00
A-SB
0.00
A-3
0.00
A-4
0.00
A-S
22,774,475.60
B
50,169,000.00
C
33,010,000.00
D
39,879,000.00
E
17,038,000.00
F
7,573,000.00
G
7,573,000.00
H
2,185,898.61
Scheduled
Principal
0.00
0.00
0.00
0.00
199,358.28
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Unscheduled
Principal
0.00
0.00
0.00
0.00
91,769.75
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Excess Trust
Advisor Expenses
Allocation
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Collateral Support
Deficit
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
22,483,347.57
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
2,185,898.61
Cumulative
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,586,432.39
Totals:
180,202,374.21
199,358.28
91,769.75
0.00
0.00
179,911,246.18
19,586,432.39

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
INTEREST DE
T
AIL
Class
A-1
A-SB
A-3
A-4
A-S
B
C
D
E
F
G
H
X-A
X-B
X-D
X-E
X-FG
X-NR
R
V
Totals:
Accrued
Certificate
Interest
0.00
0.00
0.00
0.00
75,706.15
175,527.30
115,492.76
105,247.33
41,863.28
18,607.27
18,607.27
5,370.87
0.00
3,975.37
34,278.14
17,747.92
15,777.08
2,276.98
0.00
0.00
630,477.72
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Trust Advisor
Expenses
Allocation
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(42,244.99)
41,863.28
18,607.27
18,607.27
5,370.87
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
42,203.70
Extension
Fees
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Prepayment
Premium
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
Interest
Amount*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Accrued
Unpaid Addt’l
Interest Amt
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
75,706.15
175,527.30
115,492.76
147,492.32
0.00
0.00
0.00
0.00
0.00
3,975.37
34,278.14
17,747.92
15,777.08
2,276.98
0.00
0.00
588,274.02
Cumulative
Unpaid Int
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
214,247.58
256,827.27
114,153.83
128,067.89
2,516,991.59
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,230,288.16
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
RECONCILI
A
TION OF FUNDS
Funds Collection
Funds Distribution
Interest
Scheduled Interest
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Prepayment Premium
Other Collections
Total Collections
642,929.21
(33,337.86)
0.00
0.00
0.00
(20,681.11)
588,910.24
199,358.28
91,769.75
0.00
291,128.03
0.00
0.00
880,038.27
Fees
Servicing Fee
Trustee/Certificate Administrator Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CREFC Intellectual Property Royalty License Fee
Trust Advisor Fee
Additional Trust Expense
Extension Fee
Fee Distributions
Other Expenses of the Trust
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
Payments to Certificateholders
Interest Distribution
Principal Distribution
Prepayment Premium
Available Distribution Amount
1,110.65
636.22
32,138.88
0.00
0.00
32,138.88
76.53
0.00
0.00
0.00
33,962.28
0.00
0.00
6.61
32,144.07
32,150.68
588,274.02
291,128.03
0.00
879,402.05
Start
Interest Accrual Period
1/1/2026
End
Total Distributions
880,038.27
1/31/2026

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
MISCELLANEOUS DE
T
AIL
Advances
Miscellaneous
P&I Advances
Total
* Total Current
Advance
Not Provided
Beginning Stated Principal Balance
Ending Stated Principal Balance
Ending Unpaid Balance
180,202,374.21
179,911,246.18
179,986,841.90
Unreimbursed Advances
Total
Current
Advance
5,814.35
Outstanding
Advance
16,779.76
Total Servicing
Adv. Outstanding
23,506.41
Mortgage Loan Count
Aggregate Principal Balance
Weighted Average Months to Maturity (WAMM)
Weighted Average Mortgage Rate (excluding REO Loans)
5
179,911,246.18
1
4.340664%
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Total
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
0.00

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
12
12
12
12
12
32
32
32
32
32
32
32
32
36
Period
Aug 2022
Jan 2023
Jun 2023
Nov 2023
Jul 2024
May 2018
Jun 2018
Sep 2019
Nov 2019
Dec 2019
Feb 2020
Jun 2020
Jul 2020
Nov 2025
Beginning
Balance of the
Loan at
Liquidation
19,451,358.36
4,124,734.87
Aggregate
Realized Loss
on Loans
19,451,358.36
19,421,933.95
19,412,233.13
19,4
1
1,528.08
19,410,645.57
105,655.16
0.00
52.26
73.44
1
19.58
325.76
468.76
1,126.76
0.00
Prior Realized
Loss Applied to
Certificates
A
0.00
19,451,358.36
19,451,358.36
19,441,657.54
19,441,657.54
0.00
105,655.16
0.00
52.26
73.44
1
19.58
325.76
468.76
0.00
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
(9,700.82)
0.00
0.00
0.00
(105,655.16)
52.26
21.18
46.14
206.18
143.00
658.00
(77.32)
Current
Realized Loss
Applied to
Certificates*
19,451,358.36
19,451,358.36
19,441,657.54
19,441,657.54
19,441,657.54
105,655.16
0.00
52.26
73.44
1
19.58
325.76
468.76
1,126.76
(77.32)
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
(29,424.41)
0.00
(705.05)
(882.51)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
3
Totals:
19,411,772.33
0.00
0.00
0.00
(114,306.54)
19,442,706.98
0.00
(31,011.97)
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Feb 2026
0
Jan 2026
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
70,000,000.00
70,000,000.00
38.9
%
0
38.8
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
2,461,126.04
1.4
%
0
2,461,126.04
1.4
%
0
0.00
0.0%
0.00
0.0%
Dec 2025
0
Nov 2025
0
0.00
0.0
%
1
0.00
0.0
%
1
70,000,000.00
38.8
%
0
70,000,000.00
38.7
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
2,461,126.04
1.4
%
0
2,461,126.04
1.4
%
0
0.00
0.0%
0.00
0.0%
Oct 2025
1
70,000,000.00
38.6
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
2,461,126.04
1.4
%
3
40,757,990.45
22.5%
Sep 2025
1
Aug 2025
0
2,731,837.40
1.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
0
2,461,126.04
0.6
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
0
2,461,126.04
1.1
%
9
0.00
0.0
%
6
169,013,013.97
76.0%
64,100,000.00
16.4%
Jul 2025
0
Jun 2025
0
May 2025
0
Apr 2025
1
Mar 2025
0
Feb 2025
0
Jan 2025
0
Dec 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
2,761,974.02
0.5
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
2
0.00
0.0
%
2
2,755,762.10
0.5
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
2
5,204,782.04
1.1
%
0
5,2
1
1,046.00
1.1
%
0
2,461,126.04
0.5
%
0
2,461,126.04
0.5
%
0
2,461,126.04
0.4
%
0
2,461,126.04
0.4
%
0
2,469,553.43
0.4
%
0
19,189,027.71
3.4
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
3
0.00
0.0
%
6
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
0
0.00
0.0
%
0
27,687,889.72
6.1%
39,134,776.85
8.1%
17,264,133.33
3.3%
4,457,592.75
0.8%
0.00
0.0%
16,570,750.00
3.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
3
30 - 59 days
0
60 - 89 days
0
90 - 120 days
1
121 + days
0
TOTAL
121 + days
Current
4
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
107,450,120.14
0.00
59.72%
0.00%
107,450,120.14
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
3
0
107,450,120.14
0.00
0.00
70,000,000.00
0.00%
38.91%
0.00
70,000,000.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
1
0.00
70,000,000.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
2,461,126.04
1.37%
2,536,721.76
1
2,461,126.04
177,450,120.14
98.63%
177,450,120.14
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
2,461,126.04
1.37%
2,536,721.76
5
179,911,246.18
90 - 120 days
Current
59.7%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
38.9%
121 + days
1.4%
Percentage*
Actual Bal
59.72%
0.00%
107,450,120.14
0.00
0.00%
38.91%
0.00
70,000,000.00
1.37%
2,536,721.76
100.00%
Total:
100.0%
179,986,841.90
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
12
32
Liquidation
Month
Aug 2022
May 2018
Liquidation /
Prepayment
Code *
6
6
Current Beginning
Scheduled Balance
19,451,358.36
4,124,734.87
Most Recent Value **
0.00
4,625,000.00
Net Proceeds Received
on Liquidation
3,830,529.27
4,987,083.26
Liquidation Expense
3,789,816.48
863,475.15
Net Proceeds Available
for Distribution
40,712.79
4,123,608.1
1
Realized Loss to Trust
19,410,645.57
1,126.76
Count:
2
Totals:
23,576,093.23
4,625,000.00
8,817,612.53
4,653,291.63
4,164,320.90
19,4
1
1,772.33
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
2
37
Count:
Totals:
70,000,000.00
2,461,126.04
2
72,461,126.04
30,138.88
2,000.00
32,138.88
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
10,053.02
0.00
10,053.02
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6.61
0.00
5.19
0.00
0.00
6.61
0.00
5.19
Total Interest Shortfall hitting the Trust:
42,203.70
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
37
Paid Through
Date
05/06/2024
ARA (Appraisal
Reduction Amount)
1,666,397.46
ARA Date
10/14/2025
Most Recent Value
1,300,000.00
Most Recent
Valuation Date
08/19/2025
Most Recent Net
ASER Amount
0.00
Cumulative ASER
Amount
0.00
Count:
1
Totals:
1,666,397.46
1,300,000.00
0.00
$0.00

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Office
2
Office
3
Lodging
4
Multifamily
5
Retail
6
Office
7
Industrial
8
Lodging
9
Multifamily
10
Industrial
1
1
Multifamily
12
Retail
13
Retail
14
Lodging
15
Retail
16
Multifamily
17
Retail
18
Retail
19
Multifamily
20
Retail
21
Self Storage
22
Lodging
23
Retail
24
Retail
25
Mobile Home
26
Self Storage
27
Multifamily
28
Multifamily
29
Mobile Home
30
Multifamily
31
Self Storage
32
Retail
33
Self
Storage
34
Self
Storage
35
Office
36
Office
37
Retail
38
Self
Storage
39
Self
Storage
40
Self Storage
41
Self Storage
MA
09/23/25
NY
TX
CA
07/09/25
NH
CA
NJ
NY
MD
WA
KY
XX
CA
TX
CA
CA
TX
XX
XX
CA
V
A
V
A
CA
CA
FL
CA
TX
01/1
1/22
TX
MI
CA
V
A
IL
XX
CA
CT
FL
08/08/24
PA
CA
V
A
V
A
XX
04/06/29
N
09/01/25
N
09/01/25
09/06/25
07/01/27
N
09/06/25
08/06/25
08/06/25
08/06/25
09/06/25
09/06/25
07/06/25
09/06/25
09/06/25
09/06/25
09/01/25
08/06/25
09/01/25
08/06/25
09/01/25
09/06/25
07/06/25
09/06/25
08/06/25
08/06/25
09/01/25
08/01/25
1
1/01/26
N
06/01/25
08/01/25
09/06/25
07/06/25
09/06/25
08/06/25
07/06/25
08/06/25
08/06/25
N
08/06/25
09/06/25
09/06/25
09/06/25
52,207,821.62
3.990
70,000,000.00
4.420
50,000,000.00
4.108
5,242,298.52
4.260
2,461,126.04
4.751
379,756.99
266,427.78
176,872.22
19,230.50
0.00
91,769.75
02/06/26
0.00
09/01/25
04/05/22
0.00
09/1
1/25
08/1
1/25
02/1
1/25
10/1
1/25
09/1
1/25
06/1
1/25
06/21/24
09/1
1/25
09/1
1/25
08/1
1/23
10/07/25
07/1
1/25
09/06/25
05/1
1/25
09/01/25
08/1
1/25
07/1
1/25
06/1
1/25
07/1
1/25
05/1
1/25
09/01/25
09/01/25
0.00
06/01/25
01/01/22
08/1
1/25
05/14/18
08/1
1/25
06/1
1/25
04/1
1/25
10/1
1/25
0.00
06/1
1/25
08/1
1/25
08/1
1/25
06/1
1/25
02/06/26
09/01/25
02/01/26
02/01/26
05/06/24
0.00
0
180,398.71
0.00
5
266,427.78
0.00
0
176,872.22
0.00
0
19,230.50
0.00
5
0.00
0.00
1.92
0.00
1.57
0.00
1.79
0.00
1.75
0.00
0.00
12/31/24
12/31/24
12/31/24
12/31/24
12/31/24

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
42
Self Storage
CA
08/01/25
04/01/25
Count:
42
Totals:
179,91
1,246.18
842,287.49
91,769.75
0.00
642,929.21
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
1
5
28
Ending
Scheduled
Balance
52,207,821.62
50,000,000.00
5,242,298.52
Ending
Unpaid
Balance
52,207,821.62
50,000,000.00
5,242,298.52
Comments
Per section 1(a), section 1.1
of the Loan Agreement is amended by deleting in its entirety the defined term
’’Note A-4’’ and by adding the following new
term: ’’Note B’’ shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
Monthly Debt Service Payments deferred 5/1/2020-12/31/2020; Replenishment: 1/1/2021-1/31/2022
Interest Only payments beginning 6/1/2022. Interest deferred from 6/1/2022-8/1/2022. Repayment: 9/1/2022-8/1/2023

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
12
XX
37
P
A
Count:
2
V
arious
Retail
Carlisle
Retail
Totals:
20,100,000.00
3,250,000.00
23,350,000.00
0.00
2,461,126.04
2,461,126.04
10/25/2019
07/21/2025
0.00
2,484,702.95
2,484,702.95
0.00
1,300,000.00
08/19/2025
06/06/2026
1,300,000.00
0.00
6
0.00
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
February 2026
DEFEASED LOAN DE
T
AIL
Current Ending
Loan ID
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.